Revenues, 2015 Grant from the Michael J. Fox Foundation (Details) SFr in Thousands	12 Months Ended
	Dec. 31, 2019 CHF (SFr) Obligation Grant	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2017 CHF (SFr)
Revenues [Abstract]
Recognized revenues	SFr 111,026	SFr 7,194	SFr 20,255
Grant from Michael J. Fox Foundation [Member]
Revenues [Abstract]
Number of grants received | Grant	2
Number of performance obligations identified | Obligation	1
Total potential collaboration agreement value	SFr 300
Recognized revenues	SFr 600	SFr 300	SFr 100